Deferred Charges - Additional information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Deferred Charges [Line Items]
Impairment charge	$ 400
Pyxis Malou Vessel [Member]
Deferred Charges [Line Items]
Impairment charge	$ 400